LEFT BRAIN COMPOUND GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2021 (Unaudited)

CORPORATE BONDS - 20.8%	Coupon	Maturity	Par Value	Value
Communications - 1.4%
Embarq Corporation	7.995%	06/01/36	$ 100,000	$ 109,619
Liberty Media Corporation	8.500%	07/15/29	100,000	108,225
				217,844
Consumer Discretionary - 3.8%
AMC Entertainment Holdings, Inc., 144A (a)	10.000%	06/15/26	150,000	152,438
Bath & Body Works, Inc.	6.950%	03/01/33	100,000	113,664
Bed Bath & Beyond, Inc.	4.915%	08/01/34	150,000	139,124
Party City Holdings, Inc., 144A	8.750%	02/15/26	100,000	101,000
Royal Caribbean Cruises Ltd.	3.700%	03/15/28	100,000	91,238
				597,464
Consumer Staples - 0.6%
Rite Aid Corporation	7.700%	02/15/27	100,000	87,510

Energy - 3.9%
Callon Petroleum Company	8.250%	07/15/25	100,000	96,049
Calumet Specialty Products, L.P.	7.750%	04/15/23	150,000	148,875
EnLink Midstream Partners, L.P.	5.600%	04/01/44	10,000	9,450
Genesis Energy, L.P.	6.250%	05/15/26	100,000	96,315
PBF Holdings Company, LLC	7.250%	06/15/25	250,000	167,187
PBF Logistics, L.P.	6.875%	05/15/23	100,000	94,000
SM Energy Company	5.000%	01/15/24	2,000	1,980
				613,856
Financials - 2.7%
Genworth Holdings, Inc.	6.500%	06/15/34	100,000	104,000
Navient Corporation	5.625%	08/01/33	250,000	231,875
Teva Pharmaceutical Finance Netherlands III B.V.	3.150%	10/01/26	100,000	93,625
				429,500
Health Care - 0.9%
Community Health Systems, 144A	6.875%	04/01/28	150,000	141,750

LEFT BRAIN COMPOUND GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 20.8% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 3.0%
American Airlines Group, Inc., 144A	3.750%	03/01/25	$ 250,000	$ 222,500
Gol Finance, Inc. (b)	8.750%	12/31/49	150,000	120,227
PennyMac Financial Services, Inc., 144A	4.250%	02/15/29	150,000	138,000
				480,727
Materials - 1.3%
Cleveland-Cliffs, Inc.	6.250%	10/01/40	35,000	37,275
Office Depot, Inc.	5.000%	03/01/30	70,000	59,850
United States Steel Corporation	6.650%	06/01/37	100,000	106,787
				203,912
Real Estate - 2.4%
CoreCivic, Inc.	4.750%	10/15/27	100,000	90,375
GEO Group, Inc. (The)	5.875%	10/15/24	100,000	90,000
New Residential Investment Corporation, 144A	6.250%	10/15/25	100,000	98,625
WeWork Companies, Inc., 144A	7.875%	05/01/25	100,000	97,750
				376,750
Technology - 0.8%
MPH Acquisition Holdings, LLC, 144A	5.750%	11/01/28	150,000	133,244

Total Corporate Bonds (Cost $3,419,738)				$ 3,282,557

INTERNATIONAL BONDS - 0.6%	Coupon	Maturity	Par Value	Value
Republic of Turkey (Cost $102,465)	6.875%	03/17/36	$ 100,000	$ 93,546

COMMON STOCKS - 72.7%			Shares	Value
Communications - 8.3%
Advertising & Marketing - 2.7%
Trade Desk, Inc. (The) - Class A (c)			4,150	$ 429,193

Internet Media & Services - 5.6%
Airbnb, Inc. - Class A (c)			2,250	388,215
Roblox Corporation - Class A (c)			2,800	353,080
Roku, Inc. (c)			600	136,566
				877,861

LEFT BRAIN COMPOUND GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 72.7% (Continued)	Shares	Value
Consumer Discretionary - 12.1%
E-Commerce Discretionary - 5.3%
Etsy, Inc. (c)	2,200	$ 604,076
Revolve Group, Inc. (c)	3,000	228,510
		832,586
Leisure Products - 2.1%
Axon Enterprise, Inc. (c)	2,000	337,580

Retail - Discretionary - 4.7%
Bath & Body Works, Inc.	3,500	262,955
Cloudflare, Inc. - Class A (c)	2,500	470,600
		733,555
Consumer Staples - 1.8%
Beverages - 1.8%
Celsius Holdings, Inc. (c)	4,200	287,322

Energy - 6.2%
Oil & Gas Producers - 3.0%
Energy Transfer, L.P.	25,000	210,500
Western Midstream Partners, L.P.	14,000	269,220
		479,720
Renewable Energy - 3.2%
Enphase Energy, Inc. (c)	2,000	500,000

Health Care - 2.9%
Medical Equipment & Devices - 2.9%
InMode Ltd. (c)	6,000	456,000

Industrials - 1.3%
Commercial Support Services - 1.3%
Avalara, Inc. (c)	1,500	209,520

Real Estate - 1.6%
REITs - 1.6%
Innovative Industrial Properties, Inc.	1,000	256,830

LEFT BRAIN COMPOUND GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 72.7% (Continued)	Shares	Value
Technology - 38.5%
Semiconductors - 3.7%
Advanced Micro Devices, Inc. (c)	2,318	$ 367,102
QUALCOMM, Inc.	1,200	216,672
		583,774
Software - 28.1%
Atlassian Corporation plc - Class A (c)	800	301,056
Coupa Software, Inc. (c)	1,000	196,660
CrowdStrike Holdings, Inc. - Class A (c)	943	204,763
Digital Turbine, Inc. (c)	3,000	159,180
DocuSign, Inc. (c)	1,400	344,904
HubSpot, Inc. (c)	700	564,837
MicroStrategy, Inc. - Class A (c)	525	378,751
Rapid7, Inc. (c)	2,200	272,932
Tenable Holdings, Inc. (c)	5,400	266,760
Twilio, Inc. - Class A (c)	1,200	343,380
Veeva Systems, Inc. - Class A (c)	1,250	353,225
ZoomInfo Technologies, Inc. - Class A (c)	4,000	246,800
Zscaler, Inc. (c)	2,300	798,030
		4,431,278
Technology Hardware - 2.5%
Arista Networks, Inc. (c)	3,200	396,992

Technology Services - 4.2%
Globant S.A. (c)	1,200	318,012
Square, Inc. - Class A (c)	1,600	333,328
		651,340

Total Common Stocks (Cost $10,177,622)		$ 11,463,551

LEFT BRAIN COMPOUND GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 0.2%	Shares	Value
Energy - 0.2%
Oil & Gas Producers - 0.2%
DCP Midstream, L.P. (Cost $24,978)	1,000	$ 24,720

MONEY MARKET FUNDS - 3.4%	Shares	Value
Federated Hermes Government Obligations Fund - Institutional Class, 0.03% (d) (Cost $542,370)	542,370	$ 542,370

Investments at Value - 97.7% (Cost $14,267,173)		$ 15,406,744

Other Assets in Excess of Liabilities - 2.3%		365,459

Net Assets - 100.0%		$ 15,772,203

(a)	Payment-in-Kind bond. The rate shown is the coupon rate of 10.000% and the payment-in-kind rate of 2.000%
(b)	Security has a perpetual maturity date.
(c)	Non-income producing security.
(d)	The rate shown is the 7-day effective yield as of November 30, 2021.

144A	- This security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $1,085,307 as of November 30, 2021, representing 6.9% of net assets.
plc	- Public Limited Company
S.A.	- Societe Anonyme